Discontinued Operations	12 Months Ended
Apr. 24, 2016
Discontinued Operations
Discontinued Operations

3. Discontinued Operations

On August 22, 2016, we entered into a definitive agreement to sell our casino and hotel property in Lake Charles, Louisiana, for $134,500, subject to a customary purchase price adjustment, to an affiliate of Laguna Development Corporation, a Pueblo of Laguna-owned business based in Albuquerque, New Mexico. The transaction is expected to be completed in late fiscal 2017 or early fiscal 2018, subject to Louisiana Gaming Board approval and other customary closing conditions.

On October 13, 2016, we entered into a definitive agreement to sell our casino in Marquette, Iowa, for $40,000, subject to a customary working capital adjustment, to an affiliate of Casino Queen, based in Swansea, Illinois. As a result, we recorded a non-cash pretax valuation charge of $834 to reduce the carrying value of Marquette’s net assets held for sale to the expected net realizable value upon completion of the sale transaction. The transaction is expected to be completed in early fiscal 2018, subject to the Iowa Racing and Gaming Commission, the Illinois Gaming Control Board and other customary closing conditions.

In the second quarter of fiscal 2017, Lake Charles and Marquette met the requirements for presentation as assets held for sale and discontinued operations under generally accepted accounting principles. These financial statements have been recast for the reclassification of the operations of Lake Charles and Marquette as discontinued operations and as assets held for sale for all periods presented.

Natchez, Mississippi— On October 19, 2015, we closed our casino property in Natchez, Mississippi and completed the previously announced sale of the hotel and certain related non-gaming assets to Casino Holding Investment Partners, LLC for net cash proceeds of $11,448. As a result, we recorded a net gain of $2,000 in discontinued operations in fiscal 2016. The net gain consisted of a gain on the sale of the hotel and related non-gaming assets of $6,424, offset by a non-cash pretax charge of $4,424 related to the write-off of the Natchez gaming vessel and certain other assets. The results of our Natchez casino operations are presented as discontinued operations for all periods presented.

Davenport, Iowa—On December 4, 2013, we entered into a definitive asset purchase agreement to sell substantially all of the assets and for the assumption of certain liabilities related to our casino located in Davenport, Iowa, (“Davenport”). We completed the sale on February 3, 2014 for net cash proceeds of $48,727. Including closing costs, we recorded a loss of $459 in discontinued operations. The results of our Davenport casino operations are presented as discontinued operations for all periods presented.

The Company incurred $258 and $1,215 for capital expenditures at our Natchez property during the fiscal years ending April 24, 2016 and April 26, 2015, respectively. The Company incurred $4,334 and $4,972 for capital expenditures at our Lake Charles property during the fiscal years ending April 24, 2016 and April 26, 2015, respectively. The Company incurred $1,072 and $1,304 for capital expenditures at our Marquette property during the fiscal years ending April 24, 2016 and April 26, 2015, respectively.

The results of our discontinued operations are summarized as follows:

	Discontinued Operations
	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Net revenues	$154,848	$173,440	$204,262
Valuation charges	(4,424)	—	(34,747)
Depreciation expense	(12,991)	(13,734)	(16,280)
Pretax income (loss) from discontinued operations	7,999	10,583	(21,532)
Income tax provision from discontinued operations	—	(638)	(799)
Income (loss) from discontinued operations	7,999	9,945	(22,331)

Interest expense of $15 for fiscal year 2015 has been allocated to discontinued operations related to our Lake Charles property. Interest expense of $6 for fiscal year 2014 has been allocated to discontinued operations related to third-party debt at our former Davenport property.

The assets and liabilities held for sale were as follows:

	April 24,	April 26,
	2016	2015
Current assets:
Accounts receivable	$768	$771
Inventory	726	959
Prepaid expenses and other assets	867	615
Property and equipment, net	—	—
Goodwill
Other intangible assets, net	—	—
Other	—	—

Total current assets held for sale	$2,361	$2,345

Long-term assets:
Property and equipment, net	$88,717	$105,671
Goodwill	29,195	29,195
Other intangible assets, net	20,998	20,998
Prepaid deposits and other	220	220

Total long-term assets held for sale	$139,130	$156,084

Current liabilities:
Accounts payable	$2,291	$2,647
Payroll and related	2,173	2,359
Property and other taxes	613	588
Progressive jackpots and slot club awards	1,859	2,270
Other	390	489

Total liabilities related to assets held for sale	$7,326	$8,353